Note 4. Discontinued Operations	12 Months Ended
Dec. 31, 2011
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

4. Discontinued Operations

 On December 30, 2006, the Company committed to dispose of its Brazilian manufacturing operations.  During 2009, the building and land associated with our former Brazilian operations were sold and the liability amounts recorded for tax matters, employee severance obligations and other estimated liabilities were increased.  As of December 31, 2011, the remaining accrued liabilities from the discontinued Brazilian operations were $660 and are primarily associated with tax matters for which the timing of resolution is uncertain.  The remaining liabilities have been classified within Accrued and Other Liabilities as of December 31, 2011.  Also in 2009, we collected the note received in the 2006 sale of our South African operations, and the Company recorded a gain of $1,900 in discontinued operations and $500 of interest income in continuing operations related to this transaction.

The table below sets forth the net income (loss) of discontinued operations:

South
	Brazil	Africa	Total
Twelve months ended December 31, 2009	$ 1,118	$ 1,933	$ 3,051